Share-based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of Stock Based Compensation Expense

Stock-based compensation expense is recognized in the Condensed Statements of Operations as follows:

	For the Nine Months Ended September 30,
(in thousands of dollars)	2023	2022
Research and development	$196	$100
General, administrative and other	1,137	133
Total stock-based compensation expense	$1,333	$233

Stock-based compensation expense is recognized in the Statements of Operations as follows:

	For the Years Ended December 31,
(in thousands of dollars)	2022	2021
Research and development	$115	$—
General and administrative	150	—
Total stock-based compensation expense	$265	$—

Schedule of Unvested Awards and Weighted Average Period

Unrecognized stock-based compensation costs related to unvested awards and the weighted-average period over which the costs are expected to be recognized as of September 30, 2023, are as follows:

Stock Options
Unrecognized stock-based compensation expense (in thousands)	$5,470
Expected weighted-average period compensation costs to be recognized (years)	3.2

Unrecognized stock-based compensation costs related to unvested awards and the weighted-average period over which the costs are expected to be recognized as of December 31, 2022, are as follows:

Stock Options
Unrecognized stock-based compensation expense (in thousands)	$169
Expected weighted-average period compensation costs to be recognized (years)	1.7

Schedule of Stock Option Activity

A summary of the Company’s stock option activity is as follows:

	Stock Options	Weighted-Average Exercise Price per Share	Weighted-Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2022	101,250	$3.28	9.7	—
Granted	3,689,750	$2.28	10.0	—
Exercised	—	$—	—	—
Forfeited/Canceled	2,500	$3.28	9.0	—
Outstanding as of September 30, 2023	3,788,500	$2.36	9.4	—
Exercisable as of September 30, 2023	56,298	$3.28	9.0	—

A summary of the Company’s stock option activity is as follows:

	Stock Options	Weighted-Average Exercise Price per Share	Weighted-Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2021	—	—	—	—
Granted	101,250	$3.28	10.0	—
Exercised	—	—	—	—
Forfeited/Canceled	—	—	—	—
Outstanding as of December 31, 2022	101,250	$3.28	9.7	—
Exercisable as of December 31, 2022	19,445	$3.28	9.7	—

Schedule of Fair Value of Option Granted Black Scholes

The fair value of stock options granted to employees, directors, and consultants was estimated on the date of grant using the Black-Scholes option pricing model using the following assumptions:

Assumptions:	Nine Months Ended September 30, 2023
Risk-free interest rate	3.9%
Expected volatility	90%
Expected term (years)	7.0
Expected dividend	0%

The fair value of stock options granted to employees, directors, and consultants was estimated on the date of grant using the Black-Scholes option pricing model using the following assumptions:

Assumptions:	Year Ended December 31, 2022
Risk-free interest rate	4.1%
Expected volatility	100%
Expected term (years)	5.4 to 6.4
Expected dividend	0%